                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07377

Morgan Stanley Capital Opportunities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2004

Date of reporting period: August 31, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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MORGAN STANLEY CAPITAL OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS AUGUST 31, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                                                            VALUE
---------                                                                                      -------------
                     COMMON STOCKS (100.1%)
                     Advertising/Marketing Services (2.7%)
 227,800             Lamar Advertising Co. (Class A)*                                          $   9,952,582
                                                                                                ------------

                     Air Freight/Couriers (1.0%)
 82,450              C.H. Robinson Worldwide, Inc.                                                 3,518,141
                                                                                                ------------

                     Apparel/Footwear (1.1%)
 90,900              Coach, Inc.*                                                                  3,831,435
                                                                                                ------------

                     Apparel/Footwear Retail (1.0%)
 88,600              Chico's FAS, Inc.*                                                            3,623,740
                                                                                                ------------

                     Biotechnology (3.3%)
 131,400             Amgen Inc.*                                                                   7,790,706
 59,100              Gilead Sciences, Inc.*                                                        4,085,583
                                                                                                ------------
                                                                                                  11,876,289
                                                                                                ------------
                     Broadcasting (4.3%)
 263,400             Radio One, Inc. (Class D)*                                                    4,109,040
 349,550             Univision Communications Inc. (Class A)*                                     11,535,150
                                                                                                ------------
                                                                                                  15,644,190
                                                                                                ------------
                     Casino/Gaming (9.2%)
 321,470             GTECH Holdings Corp.                                                          7,554,545
 246,900             International Game Technology                                                 7,123,065
 288,400             Station Casinos, Inc.                                                        13,266,400
 142,590             Wynn Resorts, Ltd.*                                                           5,503,974
                                                                                                ------------
                                                                                                  33,447,984
                                                                                                ------------
                     Construction Materials (2.1%)
 124,100             Rinker Group Ltd. (ADR) ( Australia)                                          7,673,103
                                                                                                ------------

                     Discount Stores (1.3%)
 206,600             Dollar Tree Stores, Inc.*                                                     4,857,166
                                                                                                ------------

                     Financial Conglomerates (1.3%)
 172,450             Brascan Corp. (Class A) (Canada)                                              4,890,682
                                                                                                ------------

                     Financial Publishing/Services (1.0%)
 55,000              Moody's Corp.                                                                 3,770,800
                                                                                                ------------

                     Food: Specialty/Candy (1.5%)
 87,200              Wrigley (Wm.) Jr. Co. (Class A)                                               5,409,016
                                                                                                ------------

                     Hotels/Resorts/Cruiselines (3.3%)
 291,900             Royal Caribbean Cruises Ltd. (Liberia)                                       12,055,470
                                                                                                ------------

                     Household/Personal Care (1.6%)
 133,000             Gillette Co. (The)                                                            5,652,500
                                                                                                ------------

                     Insurance Brokers/Services (1.0%)
 88,900              ChoicePoint Inc.*                                                             3,756,025
                                                                                                ------------

                     Integrated Oil (1.2%)
 157,700             Suncor Energy, Inc. (Canada)                                                  4,402,984
                                                                                                ------------

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
                     Internet Software/Services (2.1%)
 267,900             Yahoo! Inc.*                                                                  7,637,829
                                                                                                ------------

                     Investment Banks/Brokers (2.0%)
 325,700             AmeriTrade Holding Corp.(Class A)*                                            3,709,723
 176,700             Greenhill & Co., Inc.*                                                        3,613,515
                                                                                                ------------
                                                                                                   7,323,238
                                                                                                ------------
                     Medical Distributors (1.0%)
 48,700              Patterson Companies Inc.*                                                     3,566,301
                                                                                                ------------

                     Medical Specialties (9.5%)
 133,100             Dade Behring Holdings Inc.*                                                   6,997,067
 132,672             Fisher Scientific International, Inc.*                                        7,558,324
 121,000             Guidant Corp.                                                                 7,235,800
 138,300             INAMED Corp.*                                                                 7,349,262
 106,700             Kinetic Concepts, Inc.*                                                       5,310,459
                                                                                                ------------
                                                                                                  34,450,912
                                                                                                ------------
                     Medical/Nursing Services (1.6%)
 299,400             VCA Antech, Inc.*                                                             5,736,504
                                                                                                ------------

                     Miscellaneous Commercial Services (2.2%)
 65,150              Corporate Executive Board Co. (The)                                           3,834,729
 135,825             Iron Mountain Inc.*                                                           4,187,485
                                                                                                ------------
                                                                                                   8,022,214
                                                                                                ------------
                     Oil & Gas Pipelines (0.5%)
 60,300              Western Gas Resources, Inc.                                                   1,683,576
                                                                                                ------------

                     Oil & Gas Production (4.2%)
 73,300              Patina Oil & Gas Corp.                                                        1,962,241
 323,860             Ultra Petroleum Corp. (Canada)*                                              13,456,383
                                                                                                ------------
                                                                                                  15,418,624
                                                                                                ------------
                     Oilfield Services/Equipment (1.0%)
 65,200              Smith International, Inc.*                                                    3,715,096
                                                                                                ------------

                     Other Consumer Services (4.5%)
 83,000              Apollo Group, Inc. (Class A)*                                                 6,474,000
 114,200             eBay Inc.*                                                                    9,882,868
                                                                                                ------------
                                                                                                  16,356,868
                                                                                                ------------
                     Packaged Software (4.4%)
 82,700              Adobe Systems, Inc.                                                           3,793,449
 95,350              Mercury Interactive Corp.*                                                    3,290,529
 260,800             Microsoft Corp.                                                               7,119,840
 39,500              Symantec Corp.*                                                               1,894,420
                                                                                                ------------
                                                                                                  16,098,238
                                                                                                ------------
                     Precious Metals (3.8%)
 310,300             Newmont Mining Corp.                                                         13,774,217
                                                                                                ------------

                     Property - Casualty Insurers (3.9%)
  3,655              Berkshire Hathaway, Inc. (Class B)*                                          10,577,570
  7,425              White Mountains Insurance Group Ltd. (Bermuda)                                3,734,255
                                                                                                ------------
                                                                                                  14,311,825
                                                                                                ------------

                     Real Estate Investment Trusts (1.0%)
 114,000             Plum Creek Timber Co., Inc.                                                   3,766,560
                                                                                                ------------

                     Recreational Products (3.5%)
 154,600             Electronic Arts Inc.*                                                         7,695,988
 253,700             WMS Industries, Inc.*                                                         5,127,277
                                                                                                ------------
                                                                                                  12,823,265
                                                                                                ------------
                     Restaurants (2.5%)
 83,635              P.F. Chang's China Bistro, Inc.*                                              3,505,979
 242,450             Sonic Corp.*                                                                  5,418,758
                                                                                                ------------
                                                                                                   8,924,737
                                                                                                ------------
                     Semiconductors (2.0%)
 94,400              Linear Technology Corp.                                                       3,376,688
 165,400             Marvell Technology Group Ltd. (Bermuda)*                                      3,824,048
                                                                                                ------------
                                                                                                   7,200,736
                                                                                                ------------
                     Services to the Health Industry (1.5%)
 117,300             Stericycle, Inc.*                                                             5,534,214
                                                                                                ------------

                     Specialty Stores (3.1%)
 95,700              Guitar Center, Inc.*                                                          3,919,872
 140,100             PETsMART, Inc.                                                                3,931,206
 114,500             Tuesday Morning Corp.*                                                        3,558,660
                                                                                                ------------
                                                                                                  11,409,738
                                                                                                ------------
                     Specialty Telecommunications (3.9%)
 565,200             Crown Castle International Corp.*                                             8,088,012
 112,737             NTL, Inc.*                                                                    6,122,746
                                                                                                ------------
                                                                                                  14,210,758
                                                                                                ------------
                     Telecommunication Equipment (4.0%)
 379,000             QUALCOMM Inc.                                                                14,420,950
                                                                                                ------------

                     Wholesale Distributors (1.0%)
 90,500              SCP Pool Corp.                                                                3,818,195
                                                                                                ------------

                     TOTAL COMMON STOCKS
                       (Cost $ 338,915,574 )                                                     364,566,702
                                                                                                ------------



                     TOTAL INVESTMENTS
                       (Cost $ 338,915,574 )(a)                                100.1%            364,566,702
                     LIABILITIES IN EXCESS OF OTHER ASSETS                      (0.1)               (502,782)
                                                                             --------           ------------
                     NET ASSETS                                                100.0%           $364,063,920
                                                                             ========           ------------

  ADR      American Depository Receipt.
   *       Non-income producing security.
  (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 39,039,839 and the aggregate gross unrealized depreciation is $ 13,388,711, resulting in net unrealized appreciation of $ 25,651,128.
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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Capital Opportunities Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004


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